REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net revenue	$ 287,419,000	$ 269,882,000	$ 239,421,000
Contract assets	0	0
United States
Disaggregation of Revenue [Line Items]
Net revenue	250,252,000	228,568,000	200,418,000
All other countries
Disaggregation of Revenue [Line Items]
Net revenue	37,167,000	41,314,000	39,003,000
Over time | Virtual currency (over time)
Disaggregation of Revenue [Line Items]
Net revenue	280,087,000	268,137,000	231,726,000
Point in time | Advertising (point in time)
Disaggregation of Revenue [Line Items]
Net revenue	6,964,000	1,745,000	383,000
Point in time | Other revenue (point in time)
Disaggregation of Revenue [Line Items]
Net revenue	$ 368,000	$ 0	$ 7,312,000